Equity - Summary of Restricted Share Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)	5,559,678	4,639,119	3,578,212
Weighted-average share price at award date (usd per share)	$ 0.82	$ 3.02	$ 4.71
Weighted-average vesting period (years)	3 years	3 years	3 years
Weighted-average award-date fair value (usd per share)	$ 0.82
PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)	2,696,774	1,623,399	2,733,906
Weighted-average share price at award date (usd per share)	$ 0.91	$ 3.13	$ 4.55
Weighted-average vesting period (years)	3 years
Weighted-average award-date fair value (usd per share)	$ 1.14	$ 3.61	$ 2.96